FIXED ASSETS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Schedule of Fixed Assets

Fixed assets consist of the following as of June 30, 2015 and December 31, 2014:

	Estimated Useful Lives	(unaudited) June 30,	December 31,
	(Years)	2015	2014
Computers	5	$-	$5,868
Office Equipment	5	-	14,711
Vehicle	5	-	25,127
Assets retirement		-	107,749
Subtotal		-	153,455
Less: accumulated depreciation		-	(15,331)
Fixed assets, net		$-	$138,124

Fixed assets consist of the following as of December 31, 2014 and 2013:

	Estimated
	Useful Lives	December 31,	December 31,
	(Years)	2014	2013
Building	-	$-	$1,089,415
Land		-	108,974
Computers	5	5,868	4,424
Office Equipment	5	14,711	14,711
Mill Equipment	5	-	43,115
Vehicle	5	25,127	25,127
Assets retirement		107,749	-
Subtotal		153,455	1,285,766
Less: accumulated depreciation		(15,331)	(9,462)
Fixed assets, net		$138,124	$1,276,304